Statement of Changes in Net Assets Available for Benefits - EBP INVUNION $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Plan’s interest in the Corning Incorporated Master Investment Trust investment income	$ 114,142
Interest income from notes receivable from participants	1,111
Total Investment income	115,253
Contributions
Employer, net of forfeitures applied	7,906
Participant	20,621
Total Contributions	28,527
Total additions	143,780
Deductions from net assets attributed to
Benefits paid directly to participants	50,024
Administrative expenses	243
Total deductions	50,267
Net increase	93,513
Transfers to Corning Incorporated Investment Plan	(1,180)
Net assets available for benefits
Beginning of year	458,780
End of year	$ 551,113